Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 3,494	£ 3,541	£ 3,230
Adjustment for non-cash items [abstract]
Allowance for impairment	1,468	2,336	2,357
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	1,261	1,241	1,261
Other provisions, including pensions	2,594	1,875	1,964
Net profit/(loss) on disposal of investments and property, plant and equipment	28	(325)	(912)
Adjustments for non-cash items	4,366	1,031	(20,025)
Changes in operating assets and liabilities [abstract]
Net decrease/(increase) in cash collateral and settlement balances	(574)	(4,025)	660
Net decrease/(increase) in loans and advances to banks and customers	(10,602)	18,881	(20,367)
Net decrease in reverse repurchase agreements and other similar lending	(1,711)	908	14,733
Net (decrease)/increase in deposits and debt securities in issue	23,969	5,339	43,386
Net increase/(decrease) in repurchase agreements and other similar borrowing	3,525	20,578	(4,852)
Net decrease/(increase) in derivative financial instruments	(3,571)	6,815	(2,318)
Net (increase)/decrease in trading assets	9,958	(33,492)	(5,577)
Net increase/(decrease) in trading liabilities	531	2,664	880
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(12,686)	40,014	807
Net (increase) in other assets	489	(3,775)	(2,629)
Net (decrease) in other liabilities	(4,755)	(2,187)	(532)
Corporate income tax paid	(548)	(708)	(780)
Net cash from operating activities	8,504	60,711	11,286
Cash flows from (used in) investing activities [abstract]
Purchase of financial assets through other comprehensive income	(106,669)	0	0
Purchase of available for sale investments	0	(83,127)	(65,086)
Proceeds from sale or redemption of financial assets through other comprehensive income	107,539	0	0
Proceeds from sale or redemption of available for sale investments	0	88,298	102,515
Purchase of property, plant and equipment and intangibles	(1,402)	(1,456)	(1,707)
Proceeds from sale of property, plant and equipment and intangibles	18	283	358
Disposal of discontinued operation, net of cash disposed	0	(1,060)	0
Disposal of subsidiaries, net of cash disposed	0	358	595
Other cash flows associated with investing activities	1,191	206	32
Net cash from investing activities	677	3,502	36,707
Cash flows from (used in) financing activities [abstract]
Dividends paid and other coupon payments on equity instruments	(1,658)	(1,273)	(1,304)
Issuance of subordinated debt	221	3,041	1,457
Redemption of subordinated debt	(3,246)	(1,378)	(1,143)
Net issue of shares and other equity instruments	1,964	2,490	1,400
Repurchase of shares and other equity instruments	(3,582)	(1,339)	(1,587)
Net purchase of treasury shares	486	580	140
Net cash from financing activities	(6,787)	961	(1,317)
Effect of exchange rates on cash and cash equivalents	4,160	(4,773)	10,473
Net increase in cash and cash equivalents	6,554	60,502	57,554
Cash and cash equivalents at beginning of the year	204,612	144,110	86,556
Cash and cash equivalents at end of the year	211,166	204,612	144,110
Cash and cash equivalents comprise [abstract]
Cash and cash equivalents	211,166	204,612	144,110
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	3,494	3,541	3,230
Cash flows from (used in) financing activities [abstract]
Net increase in cash and cash equivalents	6,554	60,401	57,149
Discontinued operations [member]
Cash flows from (used in) financing activities [abstract]
Net increase in cash and cash equivalents	£ 0	£ 101	£ 405